SEGMENT INFORMATION (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2022	Mar. 31, 2022
SEGMENT INFORMATION
Summary of non-current assets aggregated to form reportable geographical segment

	March 31, 2022	September 30, 2022	September 30, 2022
	(RMB)	(RMB)	($)
		(Unaudited)	(Unaudited)
PRC	604,094,049	613,613,563	$86,426,880
Other countries/regions	26,777,039	25,068,223	$3,530,835

	As of March 31,
	2021	2022	2022
	(RMB)	(RMB)	(US$)
PRC	288,637,839	604,094,049	$95,159,896
Other countries/regions	31,345,723	26,777,039	$4,218,052